UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07418

Name of Fund:	Legg Mason Global Trust, Inc.
Fund Address:100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2007

Date of reporting period: 3/31/2007

Item 1 – Schedule of Investments

Portfolio of Investments
Emerging Markets Trust
March 31, 2007 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 93.5%

Argentina — 1.4%
Telecom Argentina SA — ADR	14	$290	A
Tenaris SA — ADR	66	3,025
Ternium SA — ADR	71	1,981	A

		5,296

Brazil — 9.9%
Banco Bradesco SA — ADR	21	849
Banco Itau Holding Financeira SA -ADR	60	2,103
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	85	377	A
Companhia de Saneamento Basico Do Estado de Sao Paulo — ADR	16	537
Companhia Vale do Rio Doce (CVRD) — ADR	290	9,068
Datasul SA	157	1,706	A
Even Construtora e Incorporadora SA	160	894	A
Gerdau SA -ADR	43	778
GVT Holding SA	78	905	A
Localiza Rent a Car SA	96	2,927
Natura Cosmeticos SA	96	1,077
Petroleo Brasileiro SA — ADR	114	10,141
Tam SA — ADR	23	611
Tim Participacoes SA — ADR	88	2,868
Unibanco — Uniao de Bancos Brasileiros SA — GDR	45	3,892

		38,733

China — 8.0%
Angang New Steel Co. Ltd.	2,118	3,676
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd.	127	435
China Construction Bank Corp.	2,549	1,455
China Life Insurance Co. Ltd.	679	1,955
China Mengniu Dairy Co. Ltd.	653	1,868
China Petroleum and Chemical Corp. (Sinopec)	4,064	3,438
China Resources Land Ltd.	1,430	1,720
China Shipping Development Co. Ltd.	394	601
Far East Pharmaceutical Technology Co. Ltd.	4,304	—	A,B,C
FU JI Food and Catering Services	485	1,524
Hengan International Group Co. Ltd.	754	2,210
Hunan Non-Ferrous Metal Corp. Ltd. — Class H	1,576	1,043	A
Industrial and Commercial Bank of China — Class H	2,070	1,160	A
Li Ning Co. Ltd.	864	1,711
PetroChina Co. Ltd.	998	1,183
Prime Success International Group Ltd.	1,178	1,273
Shanghai Prime Machinery Co. Ltd. — Class H	3,476	1,588	A
Shanghai Zhenhua Port Machinery Co. Ltd.	2,591	3,883
Zhuzhou CSR Times Electric Co. Ltd.	408	668	A

		31,391

Egypt — 0.8%
Orascom Construction Industries	60	3,003

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

Egypt — Continued
Orascom Construction Industries — GDR	0.5	$48

		3,051

Hong Kong — 3.3%
China Mobile Ltd.	898	8,171
China Overseas Land and Investment Ltd.	3,066	3,857
Hopson Development Holdings Ltd.	322	809

		12,837

Hungary — 0.4%
OTP Bank Nyrt	36	1,657

India — 6.5%
Aban Offshore Ltd.	33	1,551
Crompton Greaves Ltd.	1,096	5,030
Cummins India Ltd.	203	1,246
Grasim Industries Ltd.	35	1,702
Indian Bank	23	49
Info Edge (India) Ltd.	56	875	A
Infosys Technologies Ltd.	14	659
IVRCL Infrastructures and Projects Ltd.	180	1,227
Kesoram Industries Ltd.	115	918
Mahindra and Mahindra Ltd.	168	3,043
Reliance Communications Ltd.	187	1,818	A
Reliance Industries Ltd.	42	1,329
Satyam Computer Services Ltd.	289	3,149
Steel Authority of India Ltd.	1,043	2,772

		25,368

Indonesia — 2.0%
PT Astra International Tbk	675	976
PT Bank Danamon Indonesia Tbk	1,478	1,061
PT Bank Pan Indonesia Tbk	15,000	904	A
PT Bank Rakyat Indonesia	1,889	1,045
PT Kalbe Farma Tbk	7,833	1,039	A
PT Telekomunikasi Indonesia	2,573	2,777

		7,802

Ireland — 0.1%
Jyoti Structures Ltd.	98	386

Israel — 0.9%
Bank Hapoalim B.M.	414	1,986
Teva Pharmaceutical Industries Ltd. — ADR	37	1,389

		3,375

Luxembourg — 0.1%
Evraz Group SA — GDR	8	268	D

Malaysia — 3.0%
Bumiputra-Commerce Holdings Berhad	545	1,568
Digi.com Berhad	302	1,632
IOI Corp. Berhad	500	3,196
Public Bank Berhad	487	1,247
Resorts World Berhad	308	1,530
SP Setia Berhad	286	636

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

Malaysia — Continued
Tenaga Nasional Berhad	565	$1,863

		11,672

Mexico — 7.3%
Alsea SA de CV	1,286	2,387
America Movil SA de CV	3,076	7,378
America Movil SA de CV — ADR	50	2,404
Cemex SA de CV — ADR	185	6,044	A
Coca-Cola Femsa SA de CV — ADR	15	535
Consorcio ARA SA de CV	1,122	1,933
Controladora Comercial Mexicana SA de CV	375	1,060
Corporacion GEO SA de CV	272	1,582	A
Fomento Economico Mexicano SA de CV — ADR	12	1,369
Grupo Financiero Banorte SA de CV — Class O	576	2,732
Grupo Simec SA de CV	98	1,208	A

		28,632

Oman — 0.4%
Bank Muscat SAOG — GDR	124	1,401	D

Pakistan — 0.1%
Fauji Fertilizer Co. Ltd.	294	509

Peru — 0.3%
Credicorp Ltd.	20	989

Philippines — 0.7%
Ayala Land Inc.	2,200	752
Bank of the Philippine Islands	840	1,140
Globe Telecom Inc.	12	301
PNOC Energy Development Corp.	4,203	532	A

		2,725

Russia — 8.5%
Chelyabinsk Zink Factory — GDR	41	558	A,D
Gazprom	349	3,649
Gazprom — ADR	288	12,059
LUKOIL — ADR	43	3,741
NovaTek OAO — GDR	8	447
NovaTek OAO — GDR	50	2,888	D
RAO Unified Energy System — GDR	36	4,878	D
Sistema JSFC — GDR	72	2,033	D
Vsmpo-Avisma Corp.	9	2,848

		33,101

South Africa — 11.4%
Aveng Ltd.	635	4,008
Barloworld Ltd.	158	3,915
FirstRand Ltd.	1,073	3,620
Impala Platinum Holdings Ltd.	183	5,735
Investec Ltd.	267	3,410
Kumba Iron Ore Ltd.	64	1,300	A
Lewis Group Ltd.	159	1,493
Mr. Price Group Ltd.	437	1,787
MTN Group Ltd.	305	4,114
Murray and Roberts Holdings Ltd.	537	4,123

	Shares/Par		Value

Common Stocks and Equity Interests — Continued

South Africa — Continued
Reunert Ltd.	237		$2,622
Sasol Ltd.	48		1,580
Standard Bank Group Ltd.	265		3,877
Truworths International Ltd.	330		1,606
Woolworths Holdings Ltd.	472		1,417

			44,607

South Korea — 15.4%
Cheil Industries Inc.	25		999
Daelim Industrial Co. Ltd.	15		1,427
Dongbu Insurance Co. Ltd.	22		619
Doosan Infracore Co. Ltd.	70		1,786
GS Engineering and Construction Corp.	16		1,403
GS Holdings Corp.	42		1,647
Hana Financial Group Inc.	32		1,657
Hankook Tire Co. Ltd.	98		1,625
Hyundai Department Store Co. Ltd.	18		1,512
Hyundai Heavy Industries Co. Ltd.	11		2,098
Hyundai Mipo Dockyard Co. Ltd.	13		2,397
Kookmin Bank — ADR	35		3,137
Korea Electric Power Corp.	31		1,237
Korea Gas Corp.	28		1,113
Korea Investment Holdings Co. Ltd.	22		1,158
KT&G Corp.	37		2,403
LG Chem Ltd.	25		1,258
MegaStudy Co. Ltd.	16		2,791
NHN Corp.	27		3,946	A
POSCO	12		5,038
Samsung Electronics Co. Ltd.	23		13,533
Samsung Fire and Marine Insurance Co. Ltd.	6		1,005
Shinhan Financial Group Co. Ltd.	74		4,248
Shinsegae Co. Ltd.	3		1,837

			59,874

Taiwan — 9.0%
Advanced Semiconductor Engineering Inc.	1,555		1,844	A
Asustek Computer Inc.	1,098		2,588
Catcher Technology Co. Ltd.	119		938
China Steel Corp.	3,157		3,559
Chunghwa Telecom Co. Ltd.	157		304
Chunghwa Telecom Co. Ltd. — ADR	46		908
D-Link Corp.	329		578
Delta Electronics Inc.	644		2,082
Formosa Chemicals and Fibre Corp.	940		1,804
Formosa Petrochemical Corp.	182		399
Formosa Plastics Corp.	306		581
Hon Hai Precision Industry Co. Ltd.	1,029		6,907
Novatek Microelectronics Corp. Ltd.	1		4
Siliconware Precision Industries Co. — ADR	353		3,459
SPI Electronic Co. Ltd.	699		1,003
Taiwan Semiconductor Manufacturing Co. Ltd.	2,282		4,683
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	—	E	—	C
U-Ming Marine Transport Corp.	858		1,426
Wistron Corp.	1,010		1,532

	Shares/Par		Value

Common Stocks and Equity Interests — Continued

Taiwan — Continued
Yang Ming Marine Transport	762		$525

			35,124

Thailand — 0.9%
Bangkok Bank Public Company Limited	460		1,486
PTT Public Company Limited	190		1,129
Thoresen Thai Agencies Public Company Limited	1,200		942

			3,557

Turkey — 3.1%
Arcelik AS	213		1,436
Asya Katilim Bankasi AS	592		3,383	A
TAV Havalimanlari Holding AS	308		2,545	A
Tupras-Turkiye Petrol Rafinerileri AS	97		2,167
Turkcell Iletisim Hizmet AS	335		1,709
Turkiye Garanti Bankasi AS	230		1,030

			12,270

Total Common Stocks and Equity Interests (Cost — $279,810)			364,625

Preferred Stocks — 3.5%

Brazil — 3.1%
AES Tiete SA	25,063		792
Banco Bradesco SA	113		2,316
Banco Itau Holding Financeira SA	22		780
Bradespar SA	63		1,877
Companhia Vale do Rio Doce (CVRD)	79		2,482
Gerdau SA	22		401
Itausa — Investimentos Itau SA	481		2,687
Universo Online SA	137		726	A

			12,061

South Korea — 0.4%
Samsung Electronics Co. Ltd.	3		1,458

Total Preferred Stocks (Cost — $9,655)			13,519

Warrants — 1.4%
France — 0.4%

Baoshan Iron & Steel Co. Ltd.	391	wts	501	A
Huaxia Bank Co. Ltd.	875	wts	1,270	A

			1,771

Hong Kong — 0.1%
China Overseas Land and Investment Ltd.	498	wts	327	A

Netherlands — 0.9%
Guangzhou Baiyun International Airport Co. Ltd.	738	wts	1,122	A
Qinghai Salt Lake Industrial Group Co.	429	wts	1,556	A
Shandong Gold Mining Co. Ltd.	151	wts	822	A

			3,500

Total Warrants (Cost — $4,629)			5,598

	Shares/Par	Value

Repurchase Agreements — 1.8%
Bank of America
5.30%, date 3/30/07, to be repurchased at $3,474 on 4/2/07 (Collateral: $3,650 Freddie Mac discount notes, 0.00%, due 10/26/07, value $3,542)	$3,473	$3,473
Goldman, Sachs & Company
5.30%, dated 3/30/07, to be repurchased at $3,474 on 4/2/07 (Collateral: $3,644 Fannie Mae mortgage-backed securities, 5.00%, due 5/1/36, value $3,557)	3,472	3,472

Total Repurchase Agreements (Cost — $6,945)		6,945

Total Investments — 100.2% (Cost — $301,039)		390,687
Other Assets Less Liabilities — (0.2)%		(675)

Net Assets — 100.0%		$390,012

A	Non-income producing.

B	Illiquid security valued at fair value under the procedures approved by the Board of Directors.

C	Amount represents less than $1.

D	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 3.08% of net assets.

E	Amount represents less than 1.

ADR	— American Depository Receipt

GDR	— Global Depository Receipt

Portfolio of Investments
Global Income Trust
March 31, 2007 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par/Shares†		Value

Long-Term Securities — 99.5%
Corporate Bonds and Notes — 35.6%
Aerospace and Defense — N.M.
DRS Technologies Inc.	6.625%	2/1/16	$5		$5

Auto Components — N.M.
Visteon Corp.	8.250%	8/1/10	15		15

Building Products — 0.1%
Eco-Bat Finance Ltd.	10.125%	1/31/13	20	EUR	29	A

Capital Markets — 1.6%
AIB UK 1 LP	4.781%	12/29/49	133	EUR	169	B
Lehman Brothers Holdings Inc.	5.250%	2/6/12	130		130
Lehman Brothers Holdings Inc.	4.625%	3/14/19	50	EUR	66	B
The Bear Stearns Cos. Inc.	5.125%	1/20/10	20	GBP	38
UBS Preferred Funding	4.280%	4/29/49	134	EUR	173	B

					576

Chemicals — 0.1%
Lyondell Chemical Co.	8.000%	9/15/14	5		5
Lyondell Chemical Co.	8.250%	9/15/16	5		6
MacDermid Inc.	9.125%	7/15/11	24		25

					36

Commercial Banks — 3.2%
Banca Monte dei Paschi di Siena SpA	4.875%	5/31/16	100	EUR	133
Banco Bradesco SA	8.000%	4/15/14	50	EUR	78
Company Operative Bank PLC	5.875%	4/2/19	50	GBP	97	B
Dexia Credit Local	4.300%	11/29/49	100	EUR	127	B
Fortis Bank SA/N.V.	4.625%	10/29/49	100	EUR	131	A,B
Lloyds Bank PLC	4.385%	5/29/49	201	EUR	255	B
Royal Bank of Scotland PLC	6.200%	3/29/49	50	GBP	101	B
Unicredito Italiano Capital Trust	4.028%	10/27/49	190	EUR	235	B

					1,157

Commercial Services and Supplies — 0.8%
Waste Management Inc.	6.875%	5/15/09	275		284

Consumer Finance — 3.3%
Ford Motor Credit Co.	7.375%	10/28/09	420		419
Ford Motor Credit Co.	7.375%	2/1/11	50		49
General Motors Acceptance Corp.	4.750%	9/14/09	105	EUR	138
GMAC LLC	5.625%	5/15/09	410		403
GMAC LLC	8.000%	11/1/31	200		214

					1,223

Diversified Consumer Services — 0.3%
Dignity Finance PLC	8.151%	12/31/31	40	GBP	102
Service Corp. International	7.500%	4/1/27	15		15	A

					117

		Maturity
	Rate	Date	Par/Shares†		Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued

Diversified Financial Services — 6.2%
ABN AMRO Bank NV	4.310%	2/28/49	$36	EUR	$46	B
Annington Finance No. 4	8.070%	1/10/23	80	GBP	197
Citigroup Inc.	4.125%	2/22/10	240		235
DI Finance LLC	9.500%	2/15/13	9		10
Fortis Hybrid Financing	5.125%	6/29/49	157	EUR	210	B
HSBC Finance Corp.	8.000%	7/15/10	50		54
HSBC Finance Corp.	7.000%	5/15/12	80		86
ING Groep N.V.	4.176%	6/8/49	108	EUR	137	B
Irish Nationwide Building Society	5.875%	12/15/08	50	GBP	98
Mellon Funding Corp.	6.375%	11/8/11	96	GBP	193
MUFG Capital Finance 2 Ltd.	4.850%	7/29/49	65	EUR	85	B
MUFG Capital Finance 4 Ltd.	5.271%	7/12/49	85	EUR	114	B
Nordea Kredit Realkreditaktieselskab	4.000%	10/1/38	3,318	DKK	545
RZB Finance Jersey IV Ltd.	5.169%	5/29/49	200	EUR	264	B

					2,274

Diversified Telecommunication Services — 0.9%
Cincinnati Bell Inc.	7.000%	2/15/15	10		10
Citizens Communications Co.	7.125%	3/15/19	10		10	A
France Telecom SA	8.000%	12/20/17	14	GBP	32
Koninklijke (Royal) KPN N.V.	4.500%	3/18/13	50	EUR	66
Koninklijke (Royal) KPN N.V.	4.750%	1/17/17	87	EUR	114
Level 3 Financing Inc.	8.750%	2/15/17	15		15	A
Qwest Capital Funding Inc.	7.750%	2/15/31	20		20
Qwest Communications International Inc.	8.860%	2/15/09	10		10	C
Telefonica Europe BV	5.125%	2/14/13	20	EUR	27
Windstream Corp.	8.625%	8/1/16	15		17

					321

Electric Utilities — 2.4%
Duke Energy Corp.	3.750%	3/5/08	200		197
Exelon Corp.	5.625%	6/15/35	60		55
FirstEnergy Corp.	6.450%	11/15/11	190		199
FirstEnergy Corp.	7.375%	11/15/31	70		80
Pacific Gas and Electric Co.	3.600%	3/1/09	330		321
The Cleveland Electric Illuminating Co.	5.650%	12/15/13	40		40

					892

Energy Equipment and Services — 0.1%
Pride International Inc.	7.375%	7/15/14	20		21

Food and Staples Retailing — 0.2%
Central European Distribution Corp.	8.000%	7/25/12	44	EUR	64	A

Food Products — 0.1%
Kraft Foods Inc.	5.250%	6/1/07	50		50

Gas Utilities — 0.2%
Southern Natural Gas Co.	8.000%	3/1/32	49		58

Suburban Propane Partners LP	6.875%	12/15/13	15		15

					73

		Maturity
	Rate	Date	Par/Shares†		Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued

Health Care Equipment and Supplies — 0.1%
Fresenius Finance B.V.	5.000%	1/31/13	$13	EUR	$17	A
Fresenius Finance B.V.	5.500%	1/31/16	8	EUR	11	A
Fresenius Medical Care Capital Trust II	7.875%	2/1/08	22		22

					50

Health Care Providers and Services — 0.8%
AmerisourceBergen Corp.	5.875%	9/15/15	10		10
DaVita Inc.	6.625%	3/15/13	20		20	A
HCA Inc.	6.250%	2/15/13	190		173
HCA Inc.	7.500%	11/6/33	50		43
Tenet Healthcare Corp.	6.500%	6/1/12	20		18
Tenet Healthcare Corp.	9.875%	7/1/14	10		10

					274

Hotels Restaurants and Leisure — 0.7%
Boyd Gaming Corp.	6.750%	4/15/14	10		10
Boyd Gaming Corp.	7.125%	2/1/16	130		127
Caesars Entertainment Inc.	8.125%	5/15/11	7		8
Caesars Entertainment Inc.	7.000%	4/15/13	8		9
Hilton Hotels Corp.	7.625%	5/15/08	4		4
Inn of the Mountain Gods Resort and Casino	12.000%	11/15/10	10		11
MGM MIRAGE	8.500%	9/15/10	20		21
MGM MIRAGE	6.750%	9/1/12	10		10
MGM MIRAGE	6.625%	7/15/15	5		5
MGM MIRAGE	7.625%	1/15/17	15		15
Premier Entertainment Biloxi LLC	10.750%	2/1/12	10		10
Starwood Hotels and Resorts Worldwide Inc.	7.375%	5/1/07	5		5
Station Casinos Inc.	6.875%	3/1/16	5		5

					240

Independent Power Producers and Energy Traders — 0.7%
NRG Energy Inc.	7.250%	2/1/14	20		20
The AES Corp.	9.500%	6/1/09	17		18
The AES Corp.	8.875%	2/15/11	7		8
The AES Corp.	8.750%	5/15/13	65		69	A
The AES Corp.	7.750%	3/1/14	6		6
TXU Corp.	6.550%	11/15/34	150		126

					247

Industrial Conglomerates — 0.5%
Tyco International Group SA	6.125%	4/4/07	130	EUR	174

Insurance — 2.8% Axa	5.777%	7/29/49	50	EUR	69	B
Bupa Finance PLC	6.125%	9/16/20	45	GBP	86	B
ELM B.V.	5.252%	5/29/49	300	EUR	399	B
Generali Finance BV	5.479%	2/28/49	100	EUR	135	B
Generali Finance BV	5.317%	6/29/49	100	EUR	134	B
Royal and Sun Alliance Insurance Group PLC	8.500%	7/29/49	53	GBP	116	B
SL PLC	5.314%	11/29/49	60	EUR	80	B

					1,019

		Maturity
	Rate	Date	Par/Shares†		Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued

IT Services — 0.3%
Electronic Data Systems Corp.	7.125%	10/15/09	$110		$115

Media — 3.3%
Central European Media Enterprises Ltd.	8.250%	5/15/12	50	EUR	73	A
Comcast Cable Communications Inc.	6.750%	1/30/11	155		163
Comcast Corp.	6.500%	1/15/15	95		100
Comcast Corp.	6.500%	1/15/17	60		63
Cox Communications Inc.	7.125%	10/1/12	195		210
CSC Holdings Inc.	7.625%	4/1/11	1		1
CSC Holdings Inc.	7.875%	2/15/18	20		21
DirecTV Holdings LLC	8.375%	3/15/13	15		16
EchoStar DBS Corp.	7.125%	2/1/16	30		31
Idearc Inc.	8.000%	11/15/16	10		10	A
Lamar Media Corp.	7.250%	1/1/13	19		19
Time Warner Inc.	6.150%	5/1/07	385		385
Time Warner Inc.	6.875%	5/1/12	5		5
Time Warner Inc.	7.625%	4/15/31	100		113

					1,210

Metals and Mining — 0.1%
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	30		32
Steel Dynamics Inc.	6.750%	4/1/15	10		10	A

					42

Multiline Retail — N.M.
J.C. Penney Co. Inc.	7.400%	4/1/37	10		11

Office Electronics — N.M.
Xerox Corp.	6.750%	2/1/17	10		11

Oil, Gas and Consumable Fuels — 3.7%
Complete Production Services Inc.	8.000%	12/15/16	15		15	A
ConocoPhillips	4.750%	10/15/12	150		148
Devon Financing Corp. ULC	6.875%	9/30/11	260		277
El Paso Corp.	7.800%	8/1/31	17		19
El Paso Corp.	7.750%	1/15/32	100		111
El Paso Natural Gas Co.	8.375%	6/15/32	62		76
Kerr-McGee Corp.	7.875%	9/15/31	150		174
Peabody Energy Corp.	6.875%	3/15/13	18		18
SemGroup LP	8.750%	11/15/15	5		5	A
The Williams Cos. Inc.	7.125%	9/1/11	270		283
The Williams Cos. Inc.	8.750%	3/15/32	50		58
XTO Energy Inc.	7.500%	4/15/12	145		159

					1,343

Pharmaceuticals — 0.3%
GlaxoSmithKline Capital PLC	4.000%	6/16/25	102	EUR	126

Real Estate Investment Trusts (REITs) — 0.1%
Host Marriott LP	6.750%	6/1/16	10		10
Ventas Inc.	8.750%	5/1/09	10		11
Ventas Inc.	6.750%	6/1/10	10		10

		Maturity
	Rate	Date	Par/Shares†		Value

Long-Term Securities — Continued
Corporate Bonds and Notes — Continued

Real Estate Investment Trusts (REITs) — Continued
Ventas Inc.	7.125%	6/1/15	$10		$10

					41

Real Estate Management and Development — N.M.
Forest City Enterprises Inc.	6.500%	2/1/17	6		6

Road and Rail — 0.1%
Hertz Corp.	8.875%	1/1/14	10		11
Horizon Lines LLC	9.000%	11/1/12	11		12
Kansas City Southern Railway	9.500%	10/1/08	29		30

					53

Textiles, Apparel and Luxury Goods — N.M.
Oxford Industries Inc.	8.875%	6/1/11	10		10

Thrifts and Mortgage Finance — 0.8%
Realkredit Danmark AS	4.000%	10/1/38	1,875	DKK	307

Tobacco — 0.8%
Altria Group Inc.	5.625%	11/4/08	120		121
Altria Group Inc.	7.000%	11/4/13	160		174

					295

Wireless Telecommunication Services — 1.0%
Nextel Communications Inc.	7.375%	8/1/15	20		21
Sprint Capital Corp.	7.625%	1/30/11	50		54
Sprint Capital Corp.	8.375%	3/15/12	100		111
Telefonica Emisones S.A.U.	5.375%	2/2/18	95	GBP	176

					362

Total Corporate Bonds and Notes (Cost — $12,501)					13,073

Mortgage-Backed Securities — N.M.
GMAC Commercial Mortgage Securities Inc. 1999-CTL1	0.650%	12/15/16	1,476		5	A,D,E1

Total Mortgage-Backed Securities (Cost — $154)					5

U.S. Government and Agency Obligations — 5.3%
Fixed Rate Securities — 3.4%
United States Treasury Bonds	4.500%	2/15/36	30		28
United States Treasury Bonds	4.750%	2/15/37	30		30
United States Treasury Notes	3.000%	11/15/07	1,200		1,185

					1,243

Treasury Inflation-Protected SecuritiesF — 1.9%
United States Treasury Inflation-Protected Security	2.375%	4/15/11	316		320
United States Treasury Inflation-Protected Security	2.500%	7/15/16	371		381
					701

Total U.S. Government and Agency Obligations (Cost — $1,936)					1,944

U.S. Government Agency Mortgage-Backed Securities — 35.9%
Fannie Mae	5.500%	12/1/22	100		100	G
Fannie Mae	6.500%	7/1/29	91		94

		Maturity
	Rate	Date	Par/Shares†	Value

Long-Term Securities — Continued
U.S. Government Agency Mortgage-Backed Securities — Continued
Fannie Mae	5.500%	1/1/37	$499	$494
Fannie Mae	5.000%	12/1/37	6,840	6,607	G
Fannie Mae	6.000%	12/1/37	800	805	G
Fannie Mae	6.000%	12/1/37	3,100	3,122	G
Fannie Mae	6.500%	12/1/37	100	102	G
Freddie Mac	6.500%	8/1/29	117	121
Freddie Mac	5.000%	12/1/37	200	193	G
Freddie Mac	5.000%	12/1/37	100	97	G
Government National Mortgage Association	7.000%	8/15/28	9	10
Government National Mortgage Association	6.500%	10/15/31	290	299
Government National Mortgage Association	6.000%	11/15/32	112	114
Government National Mortgage Association	6.000%	12/1/37	700	709	G
Government National Mortgage Association	6.500%	12/1/37	300	308	G

Total U.S. Government Agency Mortgage-Backed Securities (Cost — $13,190)				13,175

Yankee BondsH — 5.2%
Aerospace and Defense — 0.3%
Systems 2001 Asset Trust	6.664%	9/15/13	117	124	A

Commercial Banks — 1.6%
Glitnir Banki Hf	6.693%	6/15/16	130	136	A,B
ICICI Bank Ltd.	6.375%	4/30/22	100	99	A,B
Resona Preferred Global Securities	7.191%	12/29/49	50	53	A,B
TuranAlem Finance BV	8.250%	1/22/37	180	181	A
Woori Bank	6.125%	5/3/16	125	129	A,B

				598

Diversified Telecommunication Services — N.M.
Intelsat Bermuda Ltd.	8.872%	1/15/15	10	10	A,C

Energy Equipment and Services — 0.1%
Compagnie Generale de Geophysique-Veritas	7.500%	5/15/15	20	21
Compagnie Generale de Geophysique-Veritas	7.750%	5/15/17	5	5

				26

Foreign Government — 1.3%
Federative Republic of Brazil	11.000%	8/17/40	105	142
Republic of Colombia	11.750%	2/25/20	14	21
Republic of Panama	7.125%	1/29/26	54	58
Russian Federation	5.000%	3/31/30	150	170	A,B
United Mexican States	6.750%	9/27/34	65	71

				462

Industrial Conglomerates — 0.5%
Tyco International Group SA	6.125%	11/1/08	100	101
Tyco International Group SA	6.375%	10/15/11	85	90

				191

Insurance — 0.1%
XL Capital Ltd.	5.250%	9/15/14	20	19

Media — N.M.
Rogers Cable Inc.	6.750%	3/15/15	10	10

		Maturity
	Rate	Date	Par/Shares†		Value

Long-Term Securities — Continued
Yankee Bonds — Continued

Metals and Mining — 0.3%
Vale Overseas Ltd.	6.875%	11/21/36	$90		$93

Oil, Gas and Consumable Fuels — 1.0%
Anadarko Finance Co.	7.500%	5/1/31	100		110
Gazprom	6.212%	11/22/16	90		90	A
Gazprom	6.510%	3/7/22	100		102	A
OPTI Canada Inc.	8.250%	12/15/14	10		10	A
Teekay Shipping Corp.	8.875%	7/15/11	22		24
Western Oil Sands Inc.	8.375%	5/1/12	27		30

					366

Wireless Telecommunication Services — N.M.
Rogers Wireless Inc.	6.375%	3/1/14	5		5

Total Yankee Bonds (Cost — $1,840)					1,904

Foreign Government Obligations — 17.5%
Bundesrepublik Deutschland	4.250%	1/4/14	65	EUR	88
Canadian Real Return Bond	4.000%	12/1/31	84	CAD	105	I
Federal Republic of Germany	3.750%	1/4/15	1,190	EUR	1,561
Federal Republic of Germany	4.000%	7/4/16	210	EUR	280
Federal Republic of Germany	4.750%	7/4/34	90	EUR	130
Federal Republic of Germany	4.000%	1/4/37	960	EUR	1,231
France Government Bond OAT	3.750%	4/25/17	56	EUR	73
Government of Japan	1.400%	12/20/13	98,000	JPY	835
Government of Japan	0.800%	9/10/15	31,000	JPY	257
Government of Japan	0.800%	12/10/15	17,000	JPY	141
Government of Japan	1.220%	3/20/21	19,000	JPY	162	C
Government of Poland	6.000%	5/24/09	635	PLN	226
Government of Poland	6.250%	10/24/15	364	PLN	135
Kingdom of Norway	6.500%	5/15/13	160	NOK	29
Kingdom of Norway	5.000%	5/15/15	1,760	NOK	298
Republic of France	4.750%	4/25/35	420	EUR	603
United Kingdom of Great Britain and Northern Ireland	8.000%	6/7/21	50	GBP	130
United Kingdom Treasury Stock	5.000%	3/7/12	35	GBP	68
United Kingdom Treasury Stock	5.000%	9/7/14	12	GBP	23
United Kingdom Treasury Stock	4.750%	3/7/20	29	GBP	57

Total Foreign Government Obligations (Cost — $6,345)					6,432

Warrants — N.M.

AT&T Latin America Cop.			18	wts	—	J,K

Total Warrants (Cost — $—) J					—	J

Total Long-Term Securities (Cost — $35,966)					36,533

Short-Term Securities — 27.6%
Repurchase Agreements — 27.6%
Goldman Sachs & Company
5.32%, dated 3/30/07, to be repurchased at $5,083 on 4/2/07 (Collateral: $4,500 Fannie Mae, 6.250%, due 5/15/29, value $5,186)			$5,081		5,081

		Maturity
	Rate	Date	Par/Shares		Value

Short-Term Securities — Continued
Repurchase Agreements — Continued
Lehman Brothers Inc.
5.25%, dated 3/30/07, to be repurchased at $5,083 on 4/2/07 (Collateral: $5,185 Federal Home Loan Bank, notes 4.500%, due 11/15/12, value $5,183)			$5,081		$5,081

Total Repurchase Agreements (Cost — $10,162)					10,162

Options PurchasedL — N.M.
U.S. Treasury Note Futures Call, June 2007, Strike Price $109.50			11	M	—	J

U.S. Treasury Note Futures Call, May 2007, Strike Price $114.00			38	M	1

Total Options Purchased (Cost — $1)					1

Total Short-Term Securities (Cost — $10,163)					10,163

Total Investments — 127.1% (Cost — $46,129)					46,696
Other Assets Less Liabilities — (27.1)%					(9,959)

Net Assets — 100.0%					$36,737

		Actual	Appreciation/
	Expiration	Contracts	(Depreciation)

Futures Contracts PurchasedL
Bundesobligations Futures	June 2007	24	(23)
Bundesobligations Futures	June 2007	32	(38)
U.S. Treasury Notes Futures	June 2007	12	(1)

			$(61)

Futures Contracts WrittenL
U.S. Treasury Bond Futures	June 2007	2	3
U.S. Treasury Note Futures	June 2007	38	(1)

			$2

N.M.	Not Meaningful.

A	Rule 144a Security — A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 4.36% of net assets.

B	Stepped Coupon Security — A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C	Indexed Security — The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of March 31, 2007.

D	Illiquid security valued at fair value under the procedures approved by the Board of Directors.

E	Stripped Security — Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

F	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value

G	When-issued Security — Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

H	Yankee Bond — A dollar-denominated bond issued in the U.S. by foreign entities.

I	Inflation-Protected Security — Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

J	Amount represents less than $1.

K	Non-income producing.

L	Futures and options are described in more detail in the notes to financial statements.

M	Par represents actual number of contracts.

†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.
CAD — Canadian Dollar
DKK — Danish Krone

EUR — Euro
GBP — British Pound
JPY — Japanese Yen
NOK — Norwegian Krone
PLN — Polish Zloty
At March 31, 2007, open forward currency exchange contracts (expressed in the contractual currency) were:

		Contract to
	Settlement					Unrealized
Counterparty	Date	ReceiveA		DeliverA		Gain/(Loss)
Deutsche Bank AG London	5/9/07	AUD	1,866	USD	1,468	43
Credit Suisse First Boston	5/9/07	CAD	300	USD	257	1
Deutsche Bank AG London	5/9/07	CAD	205	USD	174	2
UBS AG London	5/9/07	CAD	439	USD	372	6
Deutsche Bank AG London	5/9/07	EUR	5,868	USD	7,645	216
JPMorgan Chase Bank	5/9/07	EUR	207	USD	270	8
Morgan Stanley London FX	5/9/07	EUR	1,287	USD	1,675	49
UBS AG London	5/9/07	EUR	6,539	USD	8,521	239
Citibank N.A.	5/9/07	GBP	100	USD	195	2
Credit Suisse First Boston	5/9/07	GBP	550	USD	1,080	3
JPMorgan Chase Bank	5/9/07	GBP	300	USD	585	6
UBS AG London	5/9/07	GBP	77	USD	152	(1)
Credit Suisse First Boston	5/9/07	JPY	39,631	USD	331	8
Deutsche Bank AG London	5/9/07	JPY	613,881	USD	5,132	116
JPMorgan Chase Bank	5/9/07	JPY	187,721	USD	1,564	40
Citibank N.A.	5/9/07	PLN	1,400	USD	469	16
Credit Suisse First Boston	5/9/07	SEK	13,507	USD	1,937	2
UBS AG London	5/9/07	SEK	2,300	EUR	247	(7)
UBS AG London	5/9/07	SEK	1,200	USD	172	—
UBS AG London	5/9/07	SEK	2,300	EUR	247	5
Citibank N.A.	5/9/07	USD	490	AUD	622	(13)
Citibank N.A.	5/9/07	USD	718	CAD	847	(10)
Citibank N.A.	5/9/07	USD	263	DKK	1,500	(7)
Citibank N.A.	5/9/07	USD	10,847	EUR	8,340	(325)
Citibank N.A.	5/9/07	USD	1,904	GBP	964	5
Citibank N.A.	5/9/07	USD	1,920	JPY	231,088	(56)
Citibank N.A.	5/9/07	USD	800	PLN	2,375	(23)
Citibank N.A.	5/9/07	USD	1,550	SEK	10,807	(1)
Credit Suisse First Boston	5/9/07	USD	132	CAD	155	(2)
Credit Suisse First Boston	5/9/07	USD	6,800	EUR	5,214	(184)
Credit Suisse First Boston	5/9/07	USD	617	GBP	311	4
Deutsche Bank AG London	5/9/07	USD	246	GBP	124	2
Deutsche Bank AG London	5/9/07	USD	317	NOK	2,036	(19)
Deutsche Bank AG London	5/9/07	USD	431	SEK	3,010	(1)
Goldman Sachs	5/9/07	USD	339	AUD	430	(9)
Goldman Sachs	5/9/07	USD	1,390	EUR	1,066	(38)
Goldman Sachs	5/9/07	USD	2,302	JPY	276,102	(59)
JPMorgan Chase Bank	5/9/07	USD	772	GBP	390	4
Morgan Stanley London FX	5/9/07	USD	553	AUD	702	(16)
Morgan Stanley London FX	5/9/07	USD	369	EUR	280	(6)
UBS AG London	5/9/07	USD	613	DKK	3,509	(17)
UBS AG London	5/9/07	USD	125	JPY	14,952	(3)
Deutsche Bank AG London	5/16/07	KRW	268,000	USD	288	(3)

						$(23)

A	Definition of currency abbreviations:

AUD — Australian dollar	KRW — South Korean won
CAD — Canadian dollar	NOK — Norwegian krone
DKK — Danish Kroner	PLN — Polish zloty
EUR — Euro	SEK — Swedish krona
GBP — British pound	USD — United States dollar
JPY — Japanese yen

Portfolio of Investments
International Equity Trust
March 31, 2007 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 98.2%

Australia — 3.4%
AMP Ltd.	431	$3,630
Caltex Australia Ltd.	110	2,122
Downer EDI Ltd.	126	694
GPT Group	954	3,819
Leighton Holdings Ltd.	90	2,450
National Australia Bank Ltd.	195	6,393
QBE Insurance Group Ltd.	149	3,812
Stockland	516	3,405
WorleyParsons Ltd.	208	4,690

		31,015

Austria — 0.6%
Boehler-Uddeholm AG	24	2,350
voestalpine AG	48	3,515

		5,865

Belgium — 1.4%
Delhaize Group	63	5,770
Dexia	156	4,649
Mobistar SA	29	2,464

		12,883

Brazil — 0.6%
Companhia Vale do Rio Doce (CVRD) — ADR	47	1,482
Petroleo Brasileiro SA — ADR	17	1,555
Unibanco — Uniao de Bancos Brasileiros SA — GDR	23	1,994

		5,031

Canada — 2.6%
Bank of Nova Scotia	34	1,569
BCE Inc.	80	2,257
HudBay Minerals Inc.	130	2,286	A
LionOre Mining International Ltd.	268	4,466	A
Lundin Mining Corp.	232	2,588	A
Metro Inc.	71	2,257
Royal Bank of Canada	43	2,125
Shaw Communications Inc.	62	2,301
The Toronto-Dominion Bank	59	3,570
Yellow Pages Income Fund	57	678	B

		24,097

China — 0.3%
Guangzhou R&F Properties Co. Ltd.	1,253	2,784

Denmark — 1.4%
AP Moeller — Maersk A/S	0.2	1,974
Carlsberg A/S — Class B	15	1,602
FLSmidth & Co. A/S	66	4,498

	Shares/Par	Value

Common Stocks and Equity Interests — Continued
Denmark — Continued
Topdanmark A/S	22	$4,313	A

		12,387

Finland — 3.1%
Elisa Oyj	106	3,063
Metso Corp. Oyj	100	5,300	A
Nokia Oyj	419	9,655
Outokumpu Oyj	171	5,891
Sampo Oyj	67	2,024	A
Wartsila Corp.	36	2,204

		28,137

France — 9.3%
Air France-KLM	162	7,413
AXA	60	2,564
BNP Paribas	37	3,843
Cap Gemini SA	68	5,145
Compagnie de Saint-Gobain	72	7,041
Neuf Cegetel	117	4,390
Nexans SA	48	6,408
PPR	23	3,650
Renault SA	34	3,993
Rhodia SA	1,469	5,404	A
Societe Generale	46	8,020
Suez SA	203	10,698
Thomson	93	1,785
Total SA	92	6,440
Vivendi	123	5,000
Wendel Investissement	19	3,156

		84,950

Germany — 5.8%
Celesio AG	34	2,156
Commerzbank AG	72	3,198
DaimlerChrysler AG	100	8,237
Deutsche Bank AG	58	7,829
Deutsche Lufthansa AG	223	6,069
Deutsche Postbank AG	20	1,746
Hypo Real Estate Holding AG	38	2,439
Lanxess	68	3,522	A
Metro AG	25	1,801
MTU Aero Engines Holding AG	68	4,053
RWE AG	33	3,474
Salzgitter AG	20	2,880
Siemens AG	50	5,378

		52,782

Greece — 0.4%
Cosmote Mobile Telecommunications SA	58	1,741
Hellenic Telecommunications Organization SA	71	1,933	A

		3,674

Hong Kong — 1.1%
China Overseas Land and Investment Ltd.	2,589	3,257

	Shares/Par	Value

Common Stocks and Equity Interests — Continued
Hong Kong — Continued
Esprit Holdings Ltd.	167	$1,945
Kerry Properties Ltd.	308	1,579
Li and Fung Ltd.	971	3,051

		9,832

Ireland — 0.2%
Irish Life and Permanent PLC	59	1,633

Italy — 3.8%
Banca Italease SpA	26	1,693
Capitalia SpA	380	3,434
Compagnia Assicuratrice Unipol SpA	891	3,451
ENI SpA	341	11,112
Fiat SpA	120	3,034	A
Intesa Sanpaolo	368	2,800
Saipem SpA	104	3,018
Seat Pagine Gialle SpA	5,843	3,606
UniCredito Italiano SpA	272	2,587

		34,735

Japan — 21.1%
Aisin Seiki Co. Ltd.	58	2,030
Canon Marketing Japan Inc.	70	1,470
Dainippon Ink and Chemicals Corp.	473	1,882
Daiwa Securities Group Inc.	161	1,948
Dowa Holdings Co. Ltd.	146	1,487
Dowa Mining Co. Ltd. — Rights	146	73	A,C
Exedy Corp.	21	591
Fuji Electric Holdings Co. Ltd.	453	2,107
Fuji Heavy Industries Ltd.	198	1,030
Haseko Corp.	1,644	6,009	A
Hokuhoku Financial Group Inc.	599	2,068
Honda Motor Co. Ltd.	139	4,872
Itochu Corp.	584	5,800
JTEKT Corp.	51	896
Kawasaki Kisen Kaisha Ltd.	431	4,097
KDDI Corp.	1	7,626
Kobe Steel Ltd.	1,086	4,386
Konica Minolta Holdings Inc.	162	2,126	A
Lawson Inc.	142	5,458
Mazda Motor Corp.	545	3,022
Minebea Co. Ltd.	663	4,116
Mitsubishi Electric Corp.	195	2,016
Mitsui and Co. Ltd.	391	7,311
Mitsui Fudosan Co. Ltd.	76	2,236
Mizuho Financial Group Inc.	1	4,841
NHK Spring Co. Ltd.	501	5,040
Nippon Mining Holdings Inc.	263	2,274
Nippon Steel Corp.	488	3,436
Nippon Yusen Kabushiki Kaisha	488	3,921
Nitto Denko Corp.	53	2,483
Nomura Holdings Inc.	92	1,918
NTN Corp.	424	3,678
ORIX Corp.	25	6,511

	Shares/Par	Value

Common Stocks and Equity Interests — Continued
Japan — Continued
Osaka Gas Co. Ltd.	1,261	$4,900
Ricoh Co. Ltd.	283	6,378
Sekisui Chemical Co. Ltd.	245	1,956
Shin-Etsu Chemical Co. Ltd.	117	7,141
Sumco Corp.	73	3,042
Sumitomo Corp.	1	9
Sumitomo Electric Industries Ltd.	36	549
Sumitomo Mitsui Financial Group Inc.	0.3	2,739
Takeda Pharmaceutical Co. Ltd.	159	10,425
The Gunma Bank Ltd.	195	1,385
TonenGeneral Sekiyu KK	261	2,921
Tosoh Corp.	800	4,129
Toyoda Gosei Co. Ltd.	36	862
Toyota Motor Corp.	283	18,161
UNY Co. Ltd.	230	3,162
Urban Corp.	325	4,778
Yamaha Motor Co. Ltd.	204	5,716
Yaskawa Electric Corp.	429	5,078

		192,090

Mexico — 0.4%
Cemex SA de CV — ADR	35	1,145	A
Grupo Financiero Banorte SA de CV — Class O	531	2,519

		3,664

Netherlands — 5.0%
Aalberts Industries N.V.	9	910
ABN AMRO Holding N.V.	60	2,585
Heineken N.V.	62	3,263
ING Groep N.V.	227	9,588
Koninklijke (Royal) KPN N.V.	455	7,099
Koninklijke (Royal) Philips Electronics N.V.	166	6,344
Koninklijke Ahold N.V.	527	6,167	A
Mittal Steel Co. N.V.	117	6,218
Wolters Kluwer N.V.	116	3,478

		45,652

New Zealand — 0.4%
Fletcher Building Ltd.	439	3,449

Norway — 1.2%
Aker Kvaerner ASA	138	3,117
Petroleum Geo-Services ASA	84	2,206	A
Telenor ASA	314	5,594

		10,917

Portugal — 0.8%
Banco Espirito Santo SA	87	1,666
EDP — Energias de Portugal SA	1,094	5,879

		7,545

Russia — 0.2%
Gazprom — ADR	45	1,864

	Shares/Par	Value

Common Stocks and Equity Interests — Continued

Singapore — 0.7%
China Flexible Packaging Holdings Ltd.	1,560	$489
Keppel Corp. Ltd.	288	3,607
Suntec Real Estate Investment Trust	1,727	2,254

		6,350

South Korea — 1.6%
GS Engineering and Construction Corp.	42	3,792
Hana Financial Group Inc.	58	3,020
KT&G Corp.	34	2,225
Samsung Corp.	145	5,240

		14,277

Spain — 2.2%
ACS, Actividades de Construccion y Servicios SA	20	1,216
Banco Bilbao Vizcaya Argentaria SA	145	3,574
Red Electrica de Espana	115	5,429
Telefonica SA	427	9,417

		19,636

Sweden — 1.9%
Husqvarna AB	241	3,969
Kungsleden AB	69	1,235
Svenska Handelsbanken AB	127	3,782
Swedbank AB	132	4,611
Tele2 AB	212	3,468

		17,065

Switzerland — 6.0%
Baloise Holding AG	30	3,151
Credit Suisse Group	49	3,509
Holcim Ltd.	45	4,544
Nestle SA	31	12,228
Novartis AG	118	6,764
OC Oerlikon Corp. AG	8	4,945	A
Roche Holding AG	62	11,064
Swiss Life Holding	6	1,572
UBS AG	67	4,011
Zurich Financial Services AG	11	3,254

		55,042

Taiwan — N.M.
Siliconware Precision Industries Co. — ADR	13	129

United Kingdom — 22.7%
Amvescap PLC	183	2,013
Anglo American PLC	114	6,019
AstraZeneca PLC	113	6,066
Barclays PLC	585	8,301
Barratt Developments PLC	147	3,205
Bellway PLC	35	1,083
BG Group PLC	454	6,558
Bovis Homes Group PLC	274	6,207
BP PLC	1,629	17,709
British Airways PLC	374	3,574	A

	Shares/Par	Value

Common Stocks and Equity Interests — Continued
United Kingdom — Continued
British Land Co. PLC	127	$3,821
BT Group PLC	1,183	7,076
Cable & Wireless	1,906	6,252
Charter PLC	128	2,228	A
Eurocastle Investment Ltd.	23	1,215
GlaxoSmithKline PLC	470	12,930
HBOS PLC	464	9,573
Henderson Group PLC	616	1,776
HSBC Holdings PLC	342	5,982
Imperial Tobacco Group PLC	116	5,174
Kelda Group PLC	350	6,471
Legal & General Group PLC	1,276	3,993
Lloyds TSB Group PLC	380	4,189
Man Group PLC	335	3,662
National Grid PLC	286	4,497
Northern Rock PLC	125	2,827
Persimmon PLC	165	4,572
Premier Foods PLC	872	5,026
Quintain Estates and Development PLC	97	1,716
Royal Bank of Scotland Group PLC	330	12,898
Royal Dutch Shell PLC	103	3,419
Royal Dutch Shell PLC — B shares	187	6,231
Severn Trent PLC	253	7,132
St. James’s Place PLC	85	753
Tate and Lyle PLC	329	3,721
Tesco PLC	557	4,876
Travis Perkins PLC	74	2,932
Tullow Oil PLC	425	3,055
Vodafone Group PLC	1,963	5,236
Wilson Bowden PLC	76	3,162

		207,130

Total Common Stocks and Equity Interests (Cost — $798,860)		894,615

Preferred Stocks — 0.5%

Brazil — 0.2%
Gerdau SA	110	2,019

Germany — 0.3%
Fresenius AG	30	2,392

		2,392

Total Preferred Stocks (Cost — $2,370)		4,411

Repurchase Agreements — 1.3%
Bank of America
5.30%, dated 3/30/07, to be repurchased at $6,243 on 4/2/07 (Collateral: $6,560 Freddie Mac discount note, 0.00%, due 10/26/07, value $6,365)	$6,240	6,240
Goldman, Sachs & Company
5.30%, dated 3/30/07, to be repurchased at $6,243 on 4/2/07 (Collateral: $6,547 Fannie Mae mortgaged-backed securities, 5.00%, due 5/1/36, value $6,391)	6,240	6,240

Total Repurchase Agreements (Cost — $12,480)		12,480

	Shares/Par	Value

Total Investments — 100.0% (Cost — $813,710)		911,506
Other Assets Less Liabilities 0.0%		(276)

Net Assets — 100.0%		$911,230

N.M.	Not Meaningful.

A	Non-income producing.

B	Unit – A security which consists of a bond and warrants to purchase the common stock of the issuer.

C	Illiquid security valued at fair value under the procedures approved by the Board of Directors.

ADR	— American Depository Receipt

GDR	— Global Depository Receipt
Security Valuation
     Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (‘‘NASDAQ’’) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
     Each Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. A Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund could expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.
     Most securities held by Global Income are valued on the basis of valuations furnished by an independent service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data.
Options and Futures
     As part of its investment program, Global Income may utilize options and futures. Emerging Markets and International Equity may also utilize options and futures to a limited extent. Options may be written (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.
Forward Currency Exchange Contracts
     As part of its investment program, each Fund may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.
     Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Fund if the counterparties do not complete the transaction.
     Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

By:  /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Global Trust, Inc.
Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Global Trust, Inc.
Date: May 29, 2007

By:   /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Global Trust, Inc.
Date: May 23, 2007